Intangible Assets - Summary of Reconciliation of Changes in Goodwill (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 123,277	$ 122,821
Currency revaluation adjustments	5,321	(1,749)
Acquisition of subsidiaries	233,850	2,205
Goodwill	$ 362,448	$ 123,277